DERIVATIVE FINANCIAL INSTRUMENTS - Narrative (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Call option contracts
Disclosure of detailed information about hedging instruments [line items]
Fair value of derivative contracts	$ 12	$ 20
Put option contracts
Disclosure of detailed information about hedging instruments [line items]
Fair value of derivative contracts	$ 10	$ 11